SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
On October 22, 2020, the Company’s shareholders approved the 2020 Stock Incentive Plan (the “2020 Stock Incentive Plan”). Under the 2020 Stock Incentive Plan, which was amended and restated on May 18, 2022, and further amended on March 4, 2026 (the “Amended and Restated 2020 Stock Incentive Plan” or the “Plan”), employees, officers, directors, consultants and advisors are eligible to be awarded share warrants, and receive share options, RSUs and other stock-based awards.
The maximum aggregate number of shares that may be granted under the Amended and Restated 2020 Stock Incentive Plan was increased from 1,500,000 to 3,500,000 shares. Starting on January 1, 2027, the annual increase in shares reserved for issuance under the Plan will increase from 2% to 4% of the total number of shares outstanding on the last day of the immediately preceding calendar year, unless otherwise determined by the board prior to the increase. The maximum number of shares that may be granted to a non-employee director shall not exceed $500,000 in total value. If any award expires or is terminated, surrendered or canceled without having been fully exercised or is forfeited in whole or in part, such shares will again be available for the grant under the Plan. In addition, shares tendered to us to exercise an award will be added to the number of shares available for grant under the Plan.

Share Options
Share options can be in the form of incentive stock options and non-statutory stock options. No amounts are paid or payable by the recipient upon receipt of the option. The options carry neither the right to dividends nor voting rights. Options may be exercised at any time after the vesting date(s) up to the date of expiration. The number of options granted, and the exercise price of the options is fixed by the board of directors or compensation committee of the board of directors of the Company.
In July 2021, in connection with the Company’s initial public offering, the Company granted options for 4,056,770 shares subject to performance vesting under the Founders’ Awards. Each option is divided into twelve tranches subject to different market capitalization thresholds. Holders are required to hold the shares for a period of three years after the exercise date. Each tranche was valued individually using Monte Carlo simulations with the main input data being volatility of 55%, risk free rate of 1.24%, holding period restriction discount of 20% and expected weighted average time to vest is 6.62 years. The exercise price is $8.00 per share. The weighted average fair value was determined at $1.92 per share as at measurement date. As of June 30, 2026, the performance conditions were not achieved for any of the tranches.

The number of share options outstanding under the Amended and Restated 2020 Stock Incentive Plan and the Founders’ Awards as of June 30, 2026 and 2025 were as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2026	5,193,849	8.37
Granted	204,624	2.47
Forfeited	(2,917)	8.94
Expired	(21,250)	9.58
Awards outstanding as of June 30, 2026	5,374,306	8.14
Awards exercisable as of June 30, 2026	1,084,882	9.71

Awards outstanding as of January 1, 2025	5,222,688	8.32
Granted	28,340	12.35
Exercised	(36,857)	5.43
Expired	(2,500)	12.69
Awards outstanding as of June 30, 2025	5,211,671	8.36
Awards exercisable as of June 30, 2025	928,226	9.46
As of June 30, 2026 and 2025, the weighted average remaining contractual life for options outstanding was 4.70 years and 5.82 years, respectively. The range of exercise prices for options issued as share-based payments was $2.47 to $14.71 per share as of June 30, 2026 and $3.52 to $14.71 per share as of June 30, 2025
Determination of Fair Value of Options
The options granted during the six months ended June 30, 2026 and June 30, 2025 were valued using the Black-Scholes model with the following assumptions:

	Six months ended June 30,
	2026	2025
Exercise price, USD	2.47	12.35
Share price, USD	2.47	12.35
Risk free interest rate	4.21%	3.99%
Estimated volatility	70%	45%
Expected option term, years	4.00	4.00
Dividend yield	nil	nil

Estimated volatility is based on historical volatility of comparable companies.
Restricted Share Units

During the six months ended June 30, 2026 and 2025, the Company’s board of directors approved the issuance of 2,119,194 and 503,946 RSUs to employees, respectively, of which 914,008 and 219,702, were issued to key management and executive directors, respectively. The RSUs vest 25% annually and become non-forfeitable over 4 years from the date of grant, subject to continuing employment, except for:

•22,171 units granted in March 2026, of which 25% vested on the grant date and the remainder become non-forfeitable over 3 years from the date of grant, subject to continuing employment; and
•714,751 units granted in May 2026, which vest in equal annual installments and become non-forfeitable over 3 years from the date of grant, subject to continuing employment.

The fair value of the RSUs is based on the fair market value of the Company’s ordinary shares on the date of grant and is amortized over the vesting period.

A summary of the RSU activity as of and for the six months ended June 30, 2026 and 2025, is as follows:

	NUMBER OF SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE, USD
Outstanding as of January 1, 2026	927,840	11.28
Granted	2,119,194	3.60
Vested	(256,443)	11.02
Forfeited	(187,657)	7.05
Outstanding as of June 30, 2026	2,602,934	5.36

Outstanding as of January 1, 2025	611,831	9.42
Granted	503,946	13.51
Vested	(147,183)	9.39
Forfeited	(30,569)	11.43
Outstanding as of June 30, 2025	938,025	11.56

Restricted shares

During the six months ended June 30, 2026 and 2025, there were 203,253 and 44,086 restricted share awards, respectively, issued to non-executive directors in connection with their service on the board of directors. The shares were valued using the Finnerty model with the main input data being the underlying issued price of $2.47 and $12.35 per share, respectively, an annualized volatility of 75% and 45%, respectively, and a restricted period of one year for both issuances.
Share-based Payment Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Share options expense	320	457	620	889
RSU expense	1,110	1,176	2,373	2,153
Restricted shares expense	422	569	422	569
Other share based related expenses	32	20	32	20
Share-based payment expense	1,884	2,222	3,447	3,631

	As of June 30,
	2026	2025
Unrecognized share-based payment expense, USD
Equity classified share options (excluding Founder Awards)	315	702
Founders’ Awards	1,633	2,655
RSUs	9,058	7,581

Weighted average remaining amortization period, years
Equity classified share options (excluding Founder Awards)	0.6	0.9
Founders’ Awards	1.9	2.8
RSUs	1.9	1.9

Share-based Compensation Reserve
Share-based payment reserve is included within the share-based compensation reserve (see Note 13).